Note 8 - Income Taxes (Details) - Primary Components of Net Deferred Tax Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Primary Components of Net Deferred Tax Assets [Abstract]
Federal, state and foreign net operating losses	$ 72,141	$ 68,199
Stock based compensation	7,778	8,228
Accrued liabilities	503	430
Other temporary differences	6,510	(2,595)
Valuation allowance	(86,932)	(74,262)
	$ 0	$ 0